S000010512 [Member] Investment Strategy - AB All Market Total Return Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Adviser allocates the Fund’s investments primarily among a number of asset classes, including equity securities, fixed-income securities, and a number of alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries. Under normal circumstances, at least 40% of the Fund’s net assets will be invested in securities of non‑U.S. issuers.
The Fund’s investments in equity securities of issuers consist primarily of securities of large-capitalization companies, but include securities of small- and mid‑capitalization companies to a lesser extent, and include derivatives related to equity securities. In selecting equity securities for the Fund, the Adviser uses fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally. Fixed-income securities include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. Fixed-income securities also include debt securities with lower credit ratings (commonly known as “junk bonds”). In selecting fixed-income securities for the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject.
Alternative investments include various instruments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as commodities and related derivatives, real estate-related securities, and inflation-indexed securities. Alternative investment strategies that may be pursued by the Fund directly or indirectly through investment in other registered investment companies include (i) long/short equity strategies through which the Fund takes long positions in certain securities in the expectation that they will increase in value and takes short positions in other securities in the expectation that they will decrease in value; (ii) strategies that consider macroeconomic and technical factors to identify and exploit opportunities across global asset classes; and (iii) event-driven strategies that invest in the securities of companies that are expected to become the subject of major corporate events and companies in which an active role in company management has been taken or sought by a third-party investor.
The Adviser tactically adjusts the Fund’s asset class exposure utilizing both fundamental analysis and quantitative tools. These quantitative tools are employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. Tactical adjustments aim to capitalize on changing market conditions to mitigate volatility or enhance long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when the combined research suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may make tactical adjustments for the Fund by utilizing derivatives.
The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives to express its tactical views. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure substantially in excess of net assets.
While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects to seek exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “All Market Total Return Subsidiary”). The All Market
Total Return Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the All Market Total Return Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund is subject to the risks associated with the commodities, derivatives and other instruments in which the All Market Total Return Subsidiary invests, to the extent of its investment in the All Market Total Return Subsidiary. The Fund limits its investment in the All Market Total Return Subsidiary to no more than 25% of its total assets. Investment in the All Market Total Return Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.
Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.